Description of Plan (Details) - EBP 000 - USD ($)			1 Months Ended		12 Months Ended
	Feb. 01, 2024	Jan. 01, 2016	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Participant contribution percentage					50.00%
Employer contributions percentage					3.00%
Employer matching contribution percentage		50.00%			50.00%
Basic employer contributions prior to January 1, 2016					$ 400
Basic employer contributions before January 2016, first tier					$ 300
Basic employer contributions before January 2016 percentage, first tier					100.00%
Basic employer contributions before January 2016, second tier					$ 800
Basic employer contributions before January 2016 percentage, second tier					50.00%
Hourly employee contribution		$ 400
Transfer (out) in from related plans			$ 82,000,000.0	$ 6,600,000	$ 0	$ 88,601,000
Vesting service period					2 years
Maximum vesting age					65 years
Hourly employees, amount immediately vested					$ 300
Hourly employees, remaining amount vested					800
Forfeited nonvested accounts, amount reduced					2,800,000	3,000,000.0
Forfeited nonvested accounts					500,000	$ 500,000
Minimum borrowing amount					1,000
Maximum borrowing amount					$ 50,000
Maximum borrowing to total account, percentage					50.00%
Minimum borrowing term					1 year
Maximum borrowing term					5 years
Primary residence, maximum borrowing term					15 years
Cash-out limit for automatic distribution					$ 1,000
Cash-out limit according to plan document					$ 7,000		$ 1,000
Cardinal Logistics
EBP, Description of Plan [Line Items]
Employer matching contribution percentage	50.00%
Maximum
EBP, Description of Plan [Line Items]
Employer contributions percentage					5.00%
Cash-out limit according to plan document					$ 7,000
Maximum | Cardinal Logistics
EBP, Description of Plan [Line Items]
Employer contributions percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Cash-out limit according to plan document					$ 1,000
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched percentage		6.00%
Vesting percentage every year after two years of service					25.00%
Employer Matching Contribution, Salaried An Non-Salaried
EBP, Description of Plan [Line Items]
Participant compensation matched percentage		3.00%